Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Foreign Currencies Exchange Rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31,
	2025	2024	2023
Period-end RMB: US$1 exchange rate	7.0288	7.1884	7.0827
Period-end HK$: US$1 exchange rate	7.7819	7.7625	7.8157
Period-end SG$: US$1 exchange rate	1.2877	1.3508	1.3172

	For the years ended December 31,
	2025	2024	2023
Period-average RMB: US$1 exchange rate	7.1429	7.1217	7.0467
Period-average HK$: US$1 exchange rate	7.7965	7.8024	7.8282
Period-average SG$: US$1 exchange rate	1.3030	1.3333	1.3396

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Depreciation expenses are included in general and administrative expenses. Land is not depreciated since it has an indefinite useful life. Estimated useful lives are as follows:
Categories	Useful Life	Estimated Residual Value
Building	20-50 years	5%
Motor vehicles	10 years	5%
Furniture and equipment	3-5 years	5%
Office improvements	3-5 years	0%

Schedule of Intangible Asset
Categories	Estimated Useful Life
Licensed software	5 years
Customer relationship	5 years

Schedule of Disaggregated Information of Revenues by Services

Disaggregated information of revenues by services:

	For the years ended December 31,
	2025	2024	2023
Financial and taxation solution services	$19,961	$34,293	$31,772
Education support services	812	2,897	3,730
Software and maintenance services	2,936	4,287	4,257
Pre-IPO advisory services	809	-	-
Revenue	$24,518	$41,477	$39,759